Borrowings (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Borrowings [abstract]
Balances at the beginning of the year	$ 24,375,494	$ 9,595,720	$ 11,869,515
Borrowings obtained	2,336,067	1,256,549	447,441
Payment of borrowings	(2,094,094)	(132,997)	(434,925)
Interest paid	(2,024,581)	(1,312,051)	(1,219,962)
Accrued interest	2,100,372	1,495,195	1,298,309
Foreign exchange	(1,419,045)	10,355,706	(1,114,554)
Short-term loans, net	247,393	(35,468)	(23,159)
Repurchase of non-convertible notes	(56,356)
Issuance of non-convertible notes		4,609,660
Payment of non-convertible notes			(883,825)
Others	17,595	25,128	31,775
Inflation adjustment	(320,863)	(784,603)	(172,075)
Incorporated as a result of business combination			109,803
Capitalization of financial costs	67,396	26,093	4,711
Balance at the end of the year	$ 23,531,023	$ 24,375,494	$ 9,595,720